Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.38
Maximum Aggregate Offering Price	$ 2,380,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 328.68
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") of CareCloud, Inc. (the "Company") that become issuable under the Company's 2026 Equity Incentive Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. Represents 1,000,000 additional shares of Common Stock reserved for future issuance under the Plan. Represents the average of the high and low prices of the Common Stock on June 8, 2026, as reported by NASDAQ Global Market, and is set forth solely for the purpose of calculating the filing fee pursuant to Rules 457(c) and 457(h) under the Securities Act.